Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Securities held-to-maturity	$ 94,191	$ 5,335
Preferred stock, par value	$ 25	$ 25
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	18,499,282	18,499,282
Common stock, treasury shares	3,345,590	2,748,922